UBS Global Allocation Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—24.6%
Australia—0.1%
Glencore PLC*	28,281	$103,512

Austria—0.2%
BAWAG Group AG1	1,345	138,755
Erste Group Bank AG	1,933	133,708
		272,463
Brazil—0.1%
Gerdau SA, ADR	19,959	56,684
MercadoLibre, Inc.*	30	58,526
		115,210
Canada—0.4%
Canadian Pacific Kansas City Ltd.	2,705	189,832
Paramount Resources Ltd., Class A2	2,929	37,960
Shopify, Inc., Class A*	1,407	134,207
Tourmaline Oil Corp.[2]	2,606	125,677
		487,676
Denmark—0.1%
Genmab AS*	419	81,630

France—0.2%
Danone SA	2,378	181,882
LVMH Moet Hennessy Louis Vuitton SE	228	141,195
		323,077
Germany—0.3%
Daimler Truck Holding AG	2,900	117,477
Infineon Technologies AG	4,894	163,141
Knorr-Bremse AG	2,242	204,033
		484,651
Hong Kong—0.1%
AIA Group Ltd.	18,617	140,928

India—0.1%
HDFC Bank Ltd., ADR	2,556	169,821

Ireland—0.2%
AIB Group PLC	36,853	238,041

Japan—0.6%
Chugai Pharmaceutical Co. Ltd.[2]	2,200	100,785
ITOCHU Corp.[2]	3,100	143,911
Keyence Corp.	300	117,963
OBIC Business Consultants Co. Ltd.	2,400	117,106
Shin-Etsu Chemical Co. Ltd.	3,900	111,287
Sony Group Corp.	10,700	270,742
		861,794
Jersey—0.3%
Aptiv PLC*	6,351	377,885

Netherlands—0.4%
ASML Holding NV2	291	192,576
Koninklijke Philips NV2	8,057	205,116
Universal Music Group NV2	6,109	168,688
		566,380
Portugal—0.1%
Galp Energia SGPS SA	7,005	122,728

Spain—0.1%
Banco Bilbao Vizcaya Argentaria SA2	14,759	201,424

Switzerland—0.1%
Sandoz Group AG	3,466	145,343

United Kingdom—0.6%
Ashtead Group PLC	2,340	126,516
BAE Systems PLC	5,147	103,931
British American Tobacco PLC	5,229	214,516
Legal & General Group PLC	50,029	157,773
London Stock Exchange Group PLC	1,504	223,385
Spectris PLC	2,633	79,449
		905,570
United States—20.6%
Advanced Drainage Systems, Inc.	2,488	270,321
Advanced Micro Devices, Inc.*	2,466	253,357
AES Corp.	8,425	104,639
Airbnb, Inc., Class A*	120	14,335
Alcon AG	1,985	188,347
Alphabet, Inc., Class A	4,481	692,942
Amazon.com, Inc.*	6,147	1,169,528
APA Corp.	7,920	166,478
Apollo Global Management, Inc.	2,424	331,943
Apple, Inc.	7,249	1,610,220
AppLovin Corp., Class A*	439	116,322
Atlassian Corp., Class A*	219	46,474
Berkshire Hathaway, Inc., Class B*	1,649	878,224
Bio-Rad Laboratories, Inc., Class A*	1,473	358,764
Blackrock, Inc.	454	429,702
Boston Scientific Corp.*	1,767	178,255
Bristol-Myers Squibb Co.	13,009	793,419
Broadcom, Inc.	2,757	461,605
Brunswick Corp.	2,823	152,019
Capital One Financial Corp.	3,478	623,605
Charles Schwab Corp.	2,307	180,592
Chipotle Mexican Grill, Inc.*	4,216	211,685
Cooper Cos., Inc.*	2,624	221,334
Devon Energy Corp.	7,222	270,103
Dynatrace, Inc.*	4,103	193,456
Eli Lilly & Co.	694	573,182
Expand Energy Corp.	3,875	431,365
Exxon Mobil Corp.	995	118,335
First Citizens BancShares, Inc., Class A	145	268,847
First Horizon Corp.	19,131	371,524
Gates Industrial Corp. PLC*	7,700	141,757
Haleon PLC	20,977	105,938
HubSpot, Inc.*	430	245,655
Ingersoll Rand, Inc.	6,788	543,244

1

UBS Global Allocation Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Johnson Controls International PLC	1,846	$147,883
Kraft Heinz Co.	13,453	409,375
Las Vegas Sands Corp.	5,166	199,563
Liberty Media Corp.-Liberty Formula One, Class C*	2,800	252,028
Live Nation Entertainment, Inc.*	1,469	191,822
Lyft, Inc., Class A*	15,216	180,614
Marsh & McLennan Cos., Inc.	1,233	300,889
Marvell Technology, Inc.	1,540	94,818
Mastercard, Inc., Class A	1,122	614,991
Meta Platforms, Inc., Class A	1,284	740,046
Micron Technology, Inc.	4,726	410,642
Microsoft Corp.	4,635	1,739,933
Nestle SA, Registered Shares	1,572	158,861
NextEra Energy, Inc.	9,582	679,268
NIKE, Inc., Class B	2,645	167,905
Northrop Grumman Corp.	981	502,282
Novartis AG, Registered Shares	1,448	160,829
NVIDIA Corp.	14,501	1,571,618
Oracle Corp.	2,118	296,118
Parker-Hannifin Corp.	293	178,100
Philip Morris International, Inc.	2,555	405,555
Progressive Corp.	1,074	303,953
Prologis, Inc.	3,300	368,907
Regal Rexnord Corp.	2,159	245,802
Roper Technologies, Inc.	261	153,880
S&P Global, Inc.	313	159,035
Take-Two Interactive Software, Inc.*	3,218	666,930
Tesla, Inc.*	916	237,391
Thermo Fisher Scientific, Inc.	496	246,810
TJX Cos., Inc.	1,633	198,899
T-Mobile U.S., Inc.	1,737	463,275
TransDigm Group, Inc.	174	240,692
UnitedHealth Group, Inc.	1,449	758,914
Vulcan Materials Co.	780	181,974
Walmart, Inc.	7,509	659,215
Walt Disney Co.	3,289	324,624
Wells Fargo & Co.	11,278	809,648
Westlake Corp.	1,670	167,050
Williams Cos., Inc.	12,940	773,294
Zscaler, Inc.*	773	153,379
Total common stocks (cost—$30,062,362)		29,234,328
		34,832,461

	Face
	amount[3]	Value
Asset-backed securities: 0.3%
Cayman Islands: 0.2%
OHA Credit Partners XV Ltd.,
Series 2017-15A, Class D2R,
3 mo. USD Term SOFR + 4.500%,
8.793%, due 04/20/37[1,4]	250,000	$251,469

United States: 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2022-1, Class A3,
2.450%, due 11/18/26	6,920	6,911
Drive Auto Receivables Trust,
Series 2021-1, Class D,
1.450%, due 01/16/29	40,783	40,627
DT Auto Owner Trust,
Series 2021-1A, Class D,
1.160%, due 11/16/26[1]	35,633	35,445
Exeter Automobile Receivables Trust,
Series 2021-1A, Class D,
1.080%, due 11/16/26	20,124	20,013
Santander Drive Auto Receivables Trust
Series 2023-2, Class A3,
5.210%, due 07/15/27	21,766	21,774
Series 2023-6, Class A2,
6.080%, due 05/17/27	10,127	10,138
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A2,
5.350%, due 06/21/27[1]	26,801	26,835
		161,743
Total asset-backed securities (cost—$415,984)		413,212

Corporate bonds: 10.0%
Canada: 0.3%
Canadian Imperial Bank of Commerce
3.945%, due 08/04/25	400,000	399,358

United States: 9.7%
Air Lease Corp.
5.300%, due 02/01/28	750,000	762,909
Bank of America Corp.
(fixed, converts to FRN on 07/21/31),
2.299%, due 07/21/32[4]	1,000,000	854,160
Broadcom, Inc.
4.300%, due 11/15/32	900,000	859,125

2

UBS Global Allocation Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face
	amount[3]	Value
Corporate bonds—(concluded)
United States—(concluded)
Centene Corp.
2.450%, due 07/15/28	250,000	$228,122
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, due 07/23/25	187,000	186,954
Cheniere Energy Partners LP
4.500%, due 10/01/29	810,000	787,835
Citigroup, Inc.
(fixed, converts to FRN on 06/11/34),
5.449%, due 06/11/35[4]	725,000	729,091
Consolidated Edison Co. of New York, Inc.
5.500%, due 03/15/34	375,000	387,209
Discovery Communications LLC
3.625%, due 05/15/30	900,000	809,677
Expand Energy Corp.
5.375%, due 02/01/29	750,000	746,870
General Motors Co.
5.400%, due 10/15/29	810,000	814,461
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 04/25/29),
5.727%, due 04/25/30[4]	900,000	928,433
JPMorgan Chase & Co.
3.625%, due 12/01/27	810,000	794,479
Morgan Stanley
(fixed, converts to FRN on 07/20/32),
4.889%, due 07/20/33[4]	900,000	886,646
Oracle Corp.
6.250%, due 11/09/32	750,000	799,914
Pacific Gas & Electric Co.
4.550%, due 07/01/30	750,000	725,972
Royal Caribbean Cruises Ltd.
5.625%, due 09/30/31[1]	750,000	736,442
Southern California Edison Co.
5.850%, due 11/01/27	630,000	645,371
T-Mobile USA, Inc.
3.500%, due 04/15/31	540,000	499,312
Wells Fargo & Co.
(fixed, converts to FRN on 07/25/32),
4.897%, due 07/25/33[4]	600,000	591,365
		13,774,347
Total corporate bonds (cost—$13,954,229)		14,173,705

Mortgage-backed securities: 0.5%
United States: 0.5%
Bank,
Series 2022-BNK39, Class A4,
2.928%, due 02/15/55[4]	200,000	175,615
Benchmark Mortgage Trust,
Series 2021-B29, Class A5,
2.388%, due 09/15/54	275,000	236,431
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[4]	100,000	97,944

3

UBS Global Allocation Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face
	amount[3]		Value
Mortgage-backed securities—(concluded)
United States—(concluded)
Flagstar Mortgage Trust,
Series 2018-5, Class A2,
4.000%, due 09/25/48[1,4]		33,212	$31,301
MFA Trust
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[1,4]		13,969	13,115
Series 2021-NQM1, Class A1,
1.153%, due 04/25/65[1,4]		18,071	16,820
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class AS,
4.405%, due 06/15/51[4]		130,000	125,934
Total mortgage-backed securities (cost—$706,628)			697,160

Non-U.S. government agency obligations: 4.7%
Australia: 0.5%
Australia Government Bonds
3.250%, due 04/21/29[5]	AUD	415,000	254,347
3.500%, due 12/21/34[5]	AUD	240,000	139,468
3.750%, due 05/21/34[5]	AUD	440,000	262,620
			656,435
Austria: 0.0%†
Republic of Austria Government Bonds
3.150%, due 06/20/44[5]	EUR	45,000	46,390

Belgium: 0.1%
Kingdom of Belgium Government Bonds
3.750%, due 06/22/45[5]	EUR	73,000	78,466

Canada: 0.3%
Canada Government Bonds
1.000%, due 06/01/27	CAD	260,000	175,238
4.000%, due 03/01/29	CAD	200,000	146,384
5.750%, due 06/01/29	CAD	180,000	140,839
			462,461
Finland: 0.0%†
Finland Government Bonds
1.375%, due 04/15/47[5]	EUR	20,000	14,665

France: 0.5%
French Republic Government Bonds OAT
0.000%, due 11/25/31[5,6]	EUR	485,000	430,956
0.000%, due 05/25/32[5,6]	EUR	75,000	65,314
0.500%, due 05/25/40[5]	EUR	85,000	57,687
3.250%, due 05/25/45[5]	EUR	95,000	93,842
			647,799
Germany: 0.3%
Bundesrepublik Deutschland Bundesanleihe
0.000%, due 11/15/28[5,6]	EUR	200,000	200,457
2.200%, due 02/15/34[5]	EUR	40,000	41,688
2.500%, due 07/04/44[5]	EUR	146,000	145,440
			387,585
Ireland: 0.1%
Ireland Government Bonds
1.500%, due 05/15/50[5]	EUR	261,000	193,348

Italy: 0.4%
Italy Buoni Poliennali Del Tesoro
0.950%, due 12/01/31[5]	EUR	195,000	181,960
1.650%, due 03/01/32[5]	EUR	30,000	29,171
3.000%, due 08/01/29[5]	EUR	140,000	153,033
3.250%, due 09/01/46[5]	EUR	85,000	77,996

4

UBS Global Allocation Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[3]		Value
Non-U.S. government agency obligations
Italy—(continued)
4.000%, due 02/01/37[5]	EUR	118,000	$129,030
			571,190
Japan: 0.6%
Japan Government CPI-Linked Bonds
0.005%, due 03/10/31	JPY	55,470,500	384,130
Japan Government Forty Year Bonds
0.500%, due 03/20/59	JPY	18,000,000	64,425
Japan Government Thirty Year Bonds
0.300%, due 06/20/46	JPY	7,600,000	33,966
2.200%, due 06/20/54	JPY	6,300,000	39,571
Japan Government Twenty Year Bonds
0.400%, due 03/20/36	JPY	64,000,000	375,099
			897,191
New Zealand: 1.0%
New Zealand Government Bonds
3.000%, due 04/20/29	NZD	570,000	313,077
New Zealand Government Bonds Inflation-Linked
2.000%, due 09/20/25[5,7]	NZD	1,930,059	1,098,702
			1,411,779
Spain: 0.3%
Spain Government Bonds
1.450%, due 10/31/27[5]	EUR	155,000	164,377
1.500%, due 04/30/27[5]	EUR	97,000	103,532
2.350%, due 07/30/33[5]	EUR	57,000	58,105
3.450%, due 07/30/66[5]	EUR	10,000	9,333
4.200%, due 01/31/37[5]	EUR	44,000	50,727
5.150%, due 10/31/44[5]	EUR	79,000	99,983
			486,057
United Kingdom: 0.6%
U.K. Gilts
0.875%, due 07/31/33[5]	GBP	160,000	154,830
1.000%, due 01/31/32[5]	GBP	119,000	123,572
1.250%, due 07/31/51[5]	GBP	254,000	143,513
1.625%, due 10/22/28[5]	GBP	234,000	278,461
3.500%, due 01/22/45[5]	GBP	40,000	40,860
3.750%, due 10/22/53[5]	GBP	40,000	40,068
			781,304
Total non-U.S. government agency obligations (cost—$7,824,970)			6,634,670

U.S. government agency obligations: 5.6%
United States: 5.6%
Federal Home Loan Mortgage Corp.
1.500%, due 10/01/51		286,173	216,631
2.500%, due 11/01/50		176,488	150,598
3.000%, due 01/01/52		109,726	95,685
4.500%, due 08/01/52		188,355	180,658
4.500%, due 08/01/52		230,540	221,120
Federal National Mortgage Association
2.000%, due 11/01/50		242,178	194,323
2.000%, due 04/01/51		215,867	173,978
2.500%, due 01/01/50		557,169	468,529
2.500%, due 04/01/50		540,812	454,475
2.500%, due 02/01/52		212,267	179,966
3.000%, due 08/01/50		405,257	359,090

5

UBS Global Allocation Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[3]	Value
U.S. government agency obligations—(concluded)
United States—(concluded)
3.000%, due 03/01/52	311,933	$274,494
3.500%, due 02/01/49	383,672	351,333
4.000%, due 05/01/51	364,155	344,016
5.000%, due 10/01/53	596,829	585,907
Government National Mortgage Association
2.000%, due 01/20/52	435,638	356,567
2.500%, due 08/20/51	482,066	411,651
3.000%, due 10/20/45	60,415	54,458
3.000%, due 12/20/45	69,634	62,767
3.000%, due 04/20/52	198,832	176,263
3.500%, due 01/20/50	183,107	169,396
5.000%, due 11/20/52	228,308	225,639
Uniform Mortgage-Backed Security, TBA
4.000%	475,000	442,557
4.500%	350,000	334,761
5.500%	850,000	848,848
6.000%	650,000	660,056
Total U.S. government agency obligations (cost—$8,129,719)		7,993,766

U.S. treasury obligations: 4.3%
United States: 4.3%
U.S. Treasury Bonds
1.125%, due 08/15/40	310,000	194,271
1.250%, due 05/15/50	290,000	143,992
2.500%, due 02/15/46	180,000	128,011
2.750%, due 11/15/42	130,000	101,116
2.750%, due 08/15/47	133,000	97,256
2.875%, due 05/15/43	617,000	485,912
3.000%, due 11/15/45	100,000	78,059
4.375%, due 02/15/38	110,000	110,752
U.S. Treasury Notes
0.375%, due 12/31/25	140,000	136,170
0.625%, due 08/15/30	1,110,000	931,056
0.750%, due 03/31/26	250,000	242,573
0.875%, due 06/30/26	650,000	625,447
1.125%, due 02/15/31	450,000	383,027
1.250%, due 03/31/28	40,000	37,045
1.250%, due 06/30/28	540,000	496,737
1.250%, due 09/30/28	270,000	246,691
1.250%, due 08/15/31	70,000	59,054
1.625%, due 11/30/26	783,000	754,280
1.625%, due 08/15/29	276,000	250,901
1.625%, due 05/15/31	350,000	304,596
2.750%, due 08/15/32	110,000	100,573
3.875%, due 08/15/33	256,000	250,900
Total U.S. treasury obligations (cost—$6,734,104)		6,158,419

	Number of shares
Exchange traded funds: 11.8%
Invesco China Technology ETF	16,238	719,506
Invesco S&P 500 Equal Weight ETF	8,292	1,436,423
iShares J.P. Morgan USD Emerging Markets Bond ETF[2]	49,613	4,494,442
iShares MSCI Global Gold Miners ETF[2]	75,248	2,886,513
SPDR Portfolio High Yield Bond ETF	306,887	7,187,294
Total exchange traded funds (cost—$16,010,626)		16,724,178

Investment companies: 24.6%
PACE High Yield Investments[8]	828,881	7,360,465

6

UBS Global Allocation Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Investment companies—(concluded)
PACE International Emerging Markets Equity Investments[8]	530,875	$7,241,129
PACE International Equity Investments[8]	807,219	14,328,146
UBS Emerging Markets Equity Opportunity Fund[8]	750,446	5,958,540
Total investment companies (cost—$34,490,041)		34,888,280

Short-term investments: 1.1%
Investment companies: 1.1%
State Street Institutional U.S. Government Money Market Fund, 4.293%[9] (cost $1,586,600)	1,586,600	1,586,600

	Number of contracts	Notional amount
Equity options purchased: 0.0%†
Call options: 0.0%†
S&P 500 Index, strike @ 6,350.000, expires 04/30/25 (Counterparty: BOA)	42	$26,670,000	420
Total equity options purchased (cost—$163,485)			420

	Number of shares
Short-term U.S. Treasury obligations: 11.7%
United States: 11.7%
U.S. Treasury Bills
4.302%, due 05/15/25[9]	$3,850,000	$3,830,076
4.274%, due 07/17/25[9]	3,400,000	3,357,683
4.247%, due 09/18/25[9]	4,000,000	3,922,744
4.327%, due 05/15/25[9]	1,850,000	1,840,455
4.249%, due 08/21/25[9]	3,600,000	3,541,496
Total Short-term U.S. Treasury obligations (Cost—$16,492,864)		16,492,454

	Number of shares
Investment of cash collateral from securities loaned—5.0%
Money market funds—5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.312%[9] (cost $7,117,400)	7,117,400	7,117,400
Total investments (cost $143,689,012)[10]—104.2%		147,712,725
Liabilities in excess of other assets—(4.2)%		(5,901,564)
Net assets—100.0%		$141,811,161

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts:
45	EUR	Euro High Yield Bond Index Futures	June 2025	$2,892,913	$2,884,086	$(8,827)
365	EUR	EURO STOXX Banks Index Futures	June 2025	3,782,441	3,588,577	(193,864)
114	USD	MSCI World Quality Index Futures	June 2025	5,655,643	5,491,380	(164,263)
73	USD	S&P 500 E-Mini Index Futures	June 2025	20,919,604	20,634,362	(285,242)
23	JPY	TSE TOPIX Index Futures	June 2025	4,110,494	4,082,005	(28,489)
Interest rate futures buy contracts:
138	AUD	Australian Bond 10 Year Futures	June 2025	$9,659,181	$9,714,562	$55,381
44	EUR	Euro Bund 10 Year Futures	June 2025	6,235,988	6,129,369	(106,619)
49	GBP	United Kingdom Long Gilt Bond Futures	June 2025	5,856,161	5,803,584	(52,577)
U.S. Treasury futures buy contracts:
26	USD	U.S. Treasury Note 10 Year Futures	June 2025	$2,876,363	$2,891,687	$15,324
Total				$61,988,788	$61,219,612	$(769,176)

7

UBS Global Allocation Fund

Portfolio of investments – March 31, 2025 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures sell contracts:
11	AUD	ASX SPI 200 Index Futures	June 2025	$(1,368,302)	$(1,353,534)	$14,768
13	EUR	EURO STOXX 50 Index Futures	June 2025	(743,314)	(729,412)	13,902
70	USD	MSCI Emerging Markets Index Futures	June 2025	(4,016,098)	(3,887,800)	128,298
14	USD	MSCI Europe USD NTR Index Futures	June 2025	(1,487,074)	(1,423,940)	63,134
36	USD	MSCI World USD NTR Index Futures	June 2025	(4,232,746)	(4,155,120)	77,626
5	CAD	S&P TSX 60 Index Futures	June 2025	(1,025,396)	(1,040,687)	(15,291)
Interest rate futures sell contracts:
64	JPY	Japan Government Bond 10 Year Futures	June 2025	$(5,894,737)	$(5,902,900)	$(8,163)
Total				$(18,767,667)	$(18,493,393)	$274,274
Net unrealized appreciation (depreciation)						$(494,902)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	GBP	1,180,000	ZAR	27,252,100	04/16/25	$(39,495)
BB	USD	2,232,604	EUR	2,070,000	04/16/25	7,357
BB	USD	5,057,689	JPY	789,800,000	04/16/25	216,217
BB	ZAR	78,403,210	USD	4,310,000	04/16/25	38,521
BOA	NZD	8,580,000	USD	4,825,636	04/16/25	(47,284)
BOA	USD	2,155,000	CNH	15,658,747	04/16/25	2,346
CIBC	USD	87,387	BRL	500,000	04/16/25	(9)
CITI	USD	1,891,921	BRL	11,750,000	04/16/25	161,454
GSI	USD	3,463,359	NZD	6,015,000	04/16/25	(47,204)
HSBC	AUD	3,000,000	USD	1,859,399	04/16/25	(15,363)
HSBC	EUR	10,035,000	USD	10,334,840	04/16/25	(524,101)
HSBC	GBP	1,180,000	USD	1,467,384	04/16/25	(56,830)
HSBC	IDR	5,720,300,000	USD	351,234	04/16/25	6,101
HSBC	KRW	232,000,000	USD	158,828	04/16/25	1,156
JPMCB	JPY	153,300,000	USD	1,024,452	04/16/25	788
JPMCB	USD	3,618,047	EUR	3,421,796	04/16/25	84,701
MSCI	BRL	13,453,908	USD	2,225,000	04/16/25	(126,141)
MSCI	CNH	58,560,000	USD	7,997,168	04/16/25	(70,793)
MSCI	USD	258,495	COP	1,141,337,000	04/16/25	13,906
MSCI	USD	2,816,103	ZAR	53,890,000	04/16/25	119,874
SSB	AUD	300,000	USD	188,723	04/16/25	1,246
SSB	CAD	505,000	USD	352,098	04/16/25	915
SSB	CHF	750,000	USD	833,296	04/16/25	(15,866)
SSB	EUR	170,000	USD	178,737	04/16/25	(5,221)
SSB	GBP	1,800,000	USD	2,195,342	04/16/25	(129,730)
SSB	NOK	860,000	USD	76,129	04/16/25	(5,615)
SSB	USD	644,307	CAD	920,000	04/16/25	(4,529)
SSB	USD	66,798	CHF	60,000	04/16/25	1,135
SSB	USD	733,494	CHF	645,000	04/16/25	(3,215)
SSB	USD	996,148	EUR	950,000	04/16/25	31,854
SSB	USD	3,001,338	EUR	2,770,000	04/16/25	(3,903)

8

UBS Global Allocation Fund

Portfolio of investments – March 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	USD	399,585	GBP	320,000	04/16/25	$13,761
SSB	USD	1,249,879	GBP	965,000	04/16/25	(3,382)
SSB	USD	361,189	JPY	54,700,000	04/16/25	4,071
SSB	USD	1,303,685	JPY	194,900,000	04/16/25	(2,236)
SSB	USD	404,306	NOK	4,610,000	04/16/25	33,881
SSB	USD	69,605	NOK	730,000	04/16/25	(218)
SSB	USD	54,555	NZD	95,000	04/16/25	(601)
SSB	USD	236,359	SEK	2,590,000	04/16/25	21,524
SSB	USD	476,285	SGD	650,000	04/16/25	7,887
Net unrealized appreciation (depreciation)						$(333,041)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$29,770,945	$5,061,516	$—	$34,832,461
Exchange traded funds	16,724,178	—	—	16,724,178
Investment companies	34,888,280	—	—	34,888,280
Asset-backed securities	—	413,212	—	413,212
Corporate bonds	—	14,173,705	—	14,173,705
Mortgage-backed securities	—	697,160	—	697,160
Non-U.S. government agency obligations	—	6,634,670	—	6,634,670
U.S. government agency obligations	—	7,993,766	—	7,993,766
U.S. treasury obligations	—	6,158,419	—	6,158,419
Short-term investments	—	1,586,600	—	1,586,600
Short-term U.S. Treasury obligations	—	16,492,454	—	16,492,454
Options purchased	420	—	—	420
Investment of cash collateral from securities loaned	—	7,117,400	—	7,117,400
Futures contracts	291,397	77,036	—	368,433
Forward foreign currency contracts	—	768,695	—	768,695
Total	$81,675,220	$67,174,633	$—	$148,849,853

Liabilities
Futures contracts	$(640,982)	$(222,353)	$—	$(863,335)
Forward foreign currency contracts	—	(1,101,736)	—	(1,101,736)
Total	$(640,982)	$(1,324,089)	$—	$(1,965,071)

At March 31, 2025, there were no transfers in or out of Level 3.

9

UBS Global Allocation Fund

Portfolio of investments – March 31, 2025 (unaudited)

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,250,182, represented 0.9% of the Fund's net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	In U.S. dollars unless otherwise indicated.
4	Floating or variable rate securities. The rates disclosed are as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
5	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
6	Zero coupon bond.
7	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities' principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer's country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
8

The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Fund does not pay advisory fees that are retained by the Advisor in connection with its investment in other investment companies advised by the Advisor, but may pay other expenses associated with such investments (such as sub-advisory fees paid to other parties, if any).

Security description	Value 06/30/24	Purchases during the year ended 03/31/25	Sales during the year ended 03/31/25	Net realized gain (loss) during the year ended 03/31/25	Change in net unrealized appreciation (depreciation) during the year ended 03/31/25	Value 03/31/25	Net income earned from affiliate for the year ended 03/31/25	Shares 03/31/25
UBS Emerging Markets Equity Opportunity Fund	$9,888,204	$237,658	$4,050,000	$(1,314,848)	$1,197,526	$5,958,540	$237,659	750,446
PACE High Yield Investments	9,107,796	357,034	2,250,000	(93,771)	239,406	7,360,465	357,034	828,881
PACE International Equity Investments	14,409,498	3,015,048	2,925,138	173,296	(344,558)	14,328,146	1,515,048	807,219
PACE International Emerging Markets Equity Investments	9,835,756	43,478	2,990,000	337,851	14,044	7,241,129	43,478	530,875
UBS All China Equity Fund	1,992,631	—	1,941,056	(802,851)	751,276	—	—	—
	$45,233,885	$3,653,218	$14,156,194	$(1,700,323)	$1,857,694	$34,888,280	$2,153,219

9	Rate shown reflects yield at March 31, 2025.
10	Includes $7,166,302 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $7,117,400 and non-cash collateral of $225,334.

10

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—97.0%
Brazil—6.8%
Banco BTG Pactual SA	940,000	$5,551,262
MercadoLibre, Inc.*	2,278	4,444,082
Petroleo Brasileiro SA, ADR	509,620	7,307,951
Vale SA	660,100	6,558,836
		23,862,131
China—32.9%
Alibaba Group Holding Ltd.	726,600	12,022,300
Alibaba Group Holding Ltd., ADR	57,264	7,572,019
China Mengniu Dairy Co. Ltd.	4,538,000	11,208,512
China Resources Beer Holdings Co. Ltd.	1,778,000	6,424,731
Contemporary Amperex Technology Co. Ltd., Class A	300,393	10,513,822
Kweichow Moutai Co. Ltd., Class A	25,061	5,397,848
PDD Holdings, Inc., ADR*	59,973	7,097,805
Ping An Insurance Group Co. of China Ltd., Class H	2,046,000	12,212,474
Sany Heavy Industry Co. Ltd., Class A	2,548,700	6,717,314
Tencent Holdings Ltd.	476,200	30,427,229
Xiaomi Corp., Class B*,[1]	953,200	6,031,592
		115,625,646
Hungary—2.3%
OTP Bank Nyrt	119,330	8,028,746

India—12.9%
DLF Ltd.	560,127	4,427,502
Eicher Motors Ltd.	130,056	8,113,365
HDFC Bank Ltd.	845,250	18,017,523
Reliance Industries Ltd.	1,004,094	14,928,184
		45,486,574
Indonesia—1.3%
Bank Central Asia Tbk. PT	9,145,600	4,672,579

Malaysia—1.1%
CIMB Group Holdings Bhd.	2,392,000	3,789,936

Mexico—3.8%
Cemex SAB de CV, ADR	1,261,000	7,074,210
Grupo Financiero Banorte SAB de CV, Class O	903,987	6,269,534
		13,343,744
Poland—2.3%
Powszechna Kasa Oszczednosci Bank Polski SA	412,647	8,057,137

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Russia—0.0%†
Sberbank of Russia PJSC*,2,3	3,568,865	$0

Saudi Arabia—2.3%
Saudi National Bank	867,516	8,266,864

Singapore—3.3%
Singapore Telecommunications Ltd.	4,572,900	11,598,482

South Africa—3.7%
Anglo American PLC	234,527	6,573,406
MTN Group Ltd.	932,943	6,275,701
		12,849,107
South Korea—10.3%
KB Financial Group, Inc.	145,643	7,894,391
Kia Corp.	141,333	8,939,123
Samsung Electronics Co. Ltd.	184,381	7,309,870
SK Hynix, Inc.	90,069	12,006,735
		36,150,119
Taiwan—11.7%
Hon Hai Precision Industry Co. Ltd.	709,000	3,198,149
MediaTek, Inc.	236,000	10,171,705
Taiwan Semiconductor Manufacturing Co. Ltd.	992,000	27,937,678
		41,307,532
Thailand—0.8%
Bangkok Dusit Medical Services PCL, NVDR	4,196,600	2,698,873

United Arab Emirates—1.5%
Aldar Properties PJSC	2,364,292	5,399,257
Total common stocks (cost—$351,959,081)		341,136,727

Short-term investments: 1.6%
Investment companies: 1.6%
State Street Institutional U.S. Government Money Market Fund, 4.293%[4] (cost $5,758,666)	5,758,666	5,758,666
Total investments (cost $357,717,747)—98.6%		346,895,393
Other assets in excess of liabilities—1.4%		4,888,981
Net assets—100.0%		$351,784,374

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$51,875,699	$289,261,028	$0	$341,136,727
Short-term investments	—	5,758,666	—	5,758,666
Total	$51,875,699	$295,019,694	$0	$346,895,393

At March 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $6,031,592, represented 1.7% of the Fund’s net assets at period end.
2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4	Rate shown reflects yield at March 31, 2025.

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—98.4%
Canada—1.5%
Canadian Pacific Kansas City Ltd.	9,944	$697,852

China—1.7%
China Mengniu Dairy Co. Ltd.	317,000	782,966

France—4.7%
Danone SA	28,720	2,196,655

Germany—2.6%
Infineon Technologies AG	37,251	1,241,757

India—3.1%
HDFC Bank Ltd., ADR	21,583	1,433,975

Ireland—3.9%
AIB Group PLC	286,934	1,853,367

Japan—7.1%
Chugai Pharmaceutical Co. Ltd.[1]	31,900	1,461,388
Recruit Holdings Co. Ltd.	20,800	1,077,674
Shimano, Inc.[1]	5,600	786,313
		3,325,375
Jersey—1.9%
Aptiv PLC *	14,960	890,120

Mexico—2.1%
America Movil SAB de CV1	569,600	405,813
Grupo Financiero Banorte SAB de CV, Class O	82,230	570,300
		976,113
Netherlands—1.5%
Aalberts NV 1	21,219	723,480

Portugal—2.1%
Galp Energia SGPS SA	55,743	976,617

Spain—3.2%
Iberdrola SA	93,351	1,507,439

Switzerland—2.7%
Sandoz Group AG	30,129	1,263,431

United Kingdom—7.5%
AstraZeneca PLC	12,182	1,788,861
Spectris PLC	37,019	1,117,019
Wise PLC, Class A*	48,440	594,596
		3,500,476
United States—52.8%
Advanced Drainage Systems, Inc.	8,136	883,976
Alcon AG	20,441	1,939,544
Autodesk, Inc.*	6,143	1,608,237
BellRing Brands, Inc.*	9,124	679,373
Bio-Rad Laboratories, Inc., Class A*	2,114	514,886
Broadcom, Inc.	10,472	1,753,327

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Capital One Financial Corp.	4,650	$833,745
CF Industries Holdings, Inc.	9,546	746,020
Dexcom, Inc.*	8,906	608,191
Digital Realty Trust, Inc.	6,198	888,112
Ecolab, Inc.	3,984	1,010,024
Enphase Energy, Inc.*	6,653	412,819
Ingersoll Rand, Inc.	6,785	543,004
Linde PLC	2,942	1,369,913
Micron Technology, Inc.	13,435	1,167,367
Microsoft Corp.	4,059	1,523,708
Montrose Environmental Group, Inc.*	11,190	159,569
NIKE, Inc., Class B	8,735	554,498
Pure Storage, Inc., Class A*	12,718	563,026
Regal Rexnord Corp.	7,969	907,271
Rivian Automotive, Inc., Class A*,[1]	28,029	348,961
Roper Technologies, Inc.	1,730	1,019,973
ServiceNow, Inc.*	1,676	1,334,331
SLM Corp.	35,263	1,035,674
Sprouts Farmers Market, Inc.*	6,319	964,532
Trimble, Inc.*	14,002	919,231
Zoom Communications, Inc.*	5,861	432,366
		24,721,678
Total common stocks (cost—$42,702,213)		46,091,301

Short-term investments: 0.6%
Investment companies: 0.6%
State Street Institutional U.S. Government Money Market Fund, 4.293%[2] (cost $295,989)	295,989	295,989

Investment of cash collateral from securities loaned—4.4%
Money market funds—4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.312%[2] (cost $2,032,540)	2,032,540	2,032,540
Total investments (cost $45,030,742)[3]—103.4%		48,419,830
Liabilities in excess of other assets—(3.4)%		(1,583,111)
Net assets—100.0%		$46,836,719

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Engage For Impact Fund

Portfolio of investments—March 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$26,780,194	$19,311,107	$—	$46,091,301
Short-term investments	—	295,989	—	295,989
Investment of cash collateral from securities loaned	—	2,032,540	—	2,032,540
Total	$26,780,194	$21,639,636	$—	$48,419,830

At March 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at March 31, 2025.
3	Includes $2,677,815 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,032,540 and non-cash collateral of $780,439.

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—98.1%
Canada—7.1%
Canadian Pacific Kansas City Ltd.	32,721	$2,296,302
Gildan Activewear, Inc.	31,591	1,396,629
Royal Bank of Canada	26,106	2,940,678
Shopify, Inc., Class A*	26,284	2,507,100
Tourmaline Oil Corp.[1]	32,962	1,589,634
		10,730,343
China—1.3%
Ping An Insurance Group Co. of China Ltd., Class H	332,000	1,981,692

Denmark—1.0%
Genmab AS *	8,036	1,565,576

France—4.4%
AXA SA	33,590	1,435,157
Cie Generale des Etablissements Michelin SCA	54,956	1,931,514
Danone SA	43,515	3,328,254
		6,694,925
Germany—7.8%
Daimler Truck Holding AG	56,896	2,304,832
HUGO BOSS AG	54,751	2,081,528
Infineon Technologies AG	49,393	1,646,510
Knorr-Bremse AG	35,645	3,243,866
SAP SE	9,560	2,561,598
		11,838,334
Ireland—3.3%
AIB Group PLC	784,891	5,069,776
Italy—2.2%
Infrastrutture Wireless Italiane SpA[2]	57,300	606,744
PRADA SpA	213,000	1,481,869
Prysmian SpA	23,769	1,308,412
		3,397,025
Japan—17.4%
Chugai Pharmaceutical Co. Ltd.[1]	54,200	2,482,986
FANUC Corp.[1]	68,300	1,860,884
ITOCHU Corp.[1]	73,000	3,388,875
Keyence Corp.	5,400	2,123,333
Mitsubishi UFJ Financial Group, Inc.	184,500	2,515,439
Nippon Telegraph & Telephone Corp.	1,134,200	1,096,172
OBIC Business Consultants Co. Ltd.	59,300	2,893,487
Sony Group Corp.	280,600	7,100,019
Toyota Motor Corp.	116,800	2,064,708
Yamaha Motor Co. Ltd.[1]	103,900	831,856
		26,357,759
Jersey—1.6%
Aptiv PLC *	39,387	2,343,526

Luxembourg—1.7%
Eurofins Scientific SE [1]	48,009	2,560,930

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Netherlands—4.9%
ASML Holding NV	3,334	$2,206,351
Koninklijke Philips NV1	120,934	3,078,751
Universal Music Group NV1	79,846	2,204,787
		7,489,889
Norway—1.5%
Equinor ASA	86,458	2,283,246

Portugal—0.5%
Galp Energia SGPS SA	46,126	808,127

South Korea—1.1%
SK Hynix, Inc.	12,498	1,666,058

Spain—5.9%
Banco Bilbao Vizcaya Argentaria SA1	305,514	4,169,523
Banco de Sabadell SA	933,176	2,620,036
Iberdrola SA1	136,095	2,197,672
		8,987,231
Switzerland—1.9%
Sandoz Group AG	68,634	2,878,101

United Kingdom—18.9%
Ashtead Group PLC	45,873	2,480,204
AstraZeneca PLC	22,524	3,307,529
Drax Group PLC	89,079	673,271
HSBC Holdings PLC	253,403	2,872,696
Legal & General Group PLC	1,159,496	3,656,628
London Stock Exchange Group PLC	34,464	5,118,839
NatWest Group PLC	325,408	1,921,333
Spectris PLC	64,045	1,932,507
St. James's Place PLC	201,886	2,566,349
Unilever PLC	68,005	4,051,865
		28,581,221
United States—14.0%
Alcon AG	24,791	2,352,294
Aon PLC, Class A	3,584	1,430,339
Atlassian Corp., Class A*	12,295	2,609,122
Gates Industrial Corp. PLC*	132,363	2,436,803
James Hardie Industries PLC, CDI*	70,903	1,692,051
Nestle SA, Registered Shares	19,213	1,941,600
Novartis AG, Registered Shares	23,959	2,661,121
Schlumberger NV	86,520	3,616,536
Schneider Electric SE	10,475	2,418,104
		21,157,970
Zambia—1.6%
First Quantum Minerals Ltd. *,1	176,685	2,375,772
Total common stocks (cost—$132,631,361)		148,767,501

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Short-term investments: 1.1%
Investment companies: 1.1%
State Street Institutional U.S. Government Money Market Fund, 4.293%[3] (cost $1,670,289)	1,670,289	$1,670,289

Investment of cash collateral from securities loaned—13.9%
Money market funds—13.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.312%[3] (cost $21,138,817)	21,138,817	21,138,817
Total investments (cost $155,440,467)[4]—113.1%		171,576,607
Liabilities in excess of other assets—(13.1)%		(19,895,625)
Net assets—100.0%		$151,680,982

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$25,542,441	$123,225,060	$—	$148,767,501
Short-term investments	—	1,670,289	—	1,670,289
Investment of cash collateral from securities loaned	—	21,138,817	—	21,138,817
Total	$25,542,441	$146,034,166	$—	$171,576,607

At March 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $606,744, represented 0.4% of the Fund’s net assets at period end.
3	Rate shown reflects yield at March 31, 2025.
4	Includes $19,910,410 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $21,138,817 and non-cash collateral of $50,199.

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks: 97.2%
Banks: 4.4%
JPMorgan Chase & Co.	41,660	$10,219,198

Beverages: 2.9%
Coca-Cola Co.	94,332	6,756,058

Biotechnology: 3.1%
AbbVie, Inc.	34,242	7,174,384

Building products: 1.9%
Trane Technologies PLC	13,263	4,468,570

Capital markets: 5.6%
Blackrock, Inc.	7,363	6,968,932
Morgan Stanley	53,268	6,214,778
		13,183,710
Chemicals: 2.5%
Linde PLC	12,462	5,802,806

Commercial services & supplies: 1.1%
Republic Services, Inc.	10,480	2,537,837

Consumer finance: 2.8%
American Express Co.	24,670	6,637,463

Electric utilities: 2.6%
NextEra Energy, Inc.	86,567	6,136,734

Electrical equipment: 2.2%
Eaton Corp. PLC	18,840	5,121,277

Ground transportation: 2.1%
Union Pacific Corp.	20,375	4,813,390

Health care equipment & supplies: 3.1%
Abbott Laboratories	55,532	7,366,320

Health care providers & services: 4.0%
UnitedHealth Group, Inc.	17,849	9,348,414

Hotels, restaurants & leisure: 3.4%
McDonald's Corp.	25,112	7,844,235

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Household products: 2.8%
Procter & Gamble Co.	38,366	$6,538,334

Industrial REITs: 2.4%
Prologis, Inc.	50,127	5,603,697

Insurance: 5.4%
Chubb Ltd.	20,244	6,113,486
Marsh & McLennan Cos., Inc.	26,878	6,559,038
		12,672,524
IT services: 2.0%
Accenture PLC, Class A	14,741	4,599,782

Oil, gas & consumable fuels: 3.7%
Exxon Mobil Corp.	35,559	4,229,032
Phillips 66	36,761	4,539,248
		8,768,280
Pharmaceuticals: 3.5%
Johnson & Johnson	49,023	8,129,974

Professional services: 2.8%
Automatic Data Processing, Inc.	21,551	6,584,477

Semiconductors & semiconductor equipment: 14.7%
Analog Devices, Inc.	28,372	5,721,781
Broadcom, Inc.	71,107	11,905,445
KLA Corp.	5,096	3,464,261
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	48,300	8,017,800
Texas Instruments, Inc.	29,418	5,286,415
		34,395,702
Software: 12.4%
Microsoft Corp.	53,626	20,130,664

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Software—(concluded)
Oracle Corp.	62,494	$8,737,286
		28,867,950
Specialty retail: 5.8%
Home Depot, Inc.	15,499	5,680,228
TJX Cos., Inc.	64,207	7,820,413
		13,500,641
Total common stocks (cost—$194,074,827)		227,071,757

Short-term investments—1.7%
Investment companies: 1.7%
State Street Institutional U.S. Government Money Market Fund, 4.293%[1] (cost $3,873,615)	3,873,615	3,873,615
Total investments (cost—$197,948,442)—98.9%		230,945,372
Other assets in excess of liabilities—1.1%		2,669,247
Net assets—100.0%		$233,614,619

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$227,071,757	$—	$—	$227,071,757
Short-term investments	—	3,873,615	—	3,873,615
Total	$227,071,757	$3,873,615	$—	$230,945,372

At March 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at March 31, 2025.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks: 98.3%
Aerospace & defense: 1.5%
TransDigm Group, Inc.	3,174	$4,390,563

Broadline retail: 8.8%
Amazon.com, Inc.*	135,254	25,733,426

Capital markets: 2.6%
Ameriprise Financial, Inc.	6,373	3,085,233
S&P Global, Inc.	8,809	4,475,853
		7,561,086
Chemicals: 1.1%
Sherwin-Williams Co.	9,510	3,320,797

Communications equipment: 1.2%
Arista Networks, Inc.*	43,888	3,400,442

Financial services: 7.0%
Mastercard, Inc., Class A	16,051	8,797,874
Visa, Inc., Class A	33,749	11,827,675
		20,625,549
Ground transportation: 1.2%
Union Pacific Corp.	14,828	3,502,967

Health care equipment & supplies: 4.8%
Abbott Laboratories	26,258	3,483,124
Boston Scientific Corp.*	53,044	5,351,079
Intuitive Surgical, Inc.*	10,657	5,278,092
		14,112,295
Health care providers & services: 1.6%
UnitedHealth Group, Inc.	8,980	4,703,275

Hotels, restaurants & leisure: 2.4%
Chipotle Mexican Grill, Inc.*	140,702	7,064,647

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Insurance: 2.4%
Progressive Corp.	24,415	$6,909,689

Interactive media & services: 10.1%
Alphabet, Inc., Class A	73,483	11,363,411
Meta Platforms, Inc., Class A	31,934	18,405,480
		29,768,891
Life sciences tools & services: 1.1%
Thermo Fisher Scientific, Inc.	6,290	3,129,904

Machinery: 1.4%
Parker-Hannifin Corp.	6,737	4,095,086

Pharmaceuticals: 4.4%
Eli Lilly & Co.	15,554	12,846,204

Semiconductors & semiconductor equipment: 13.9%
ASML Holding NV, NY Reg Shrs	4,699	3,113,698
Broadcom, Inc.	63,604	10,649,218
NVIDIA Corp.	250,513	27,150,599
		40,913,515
Software: 18.8%
Intuit, Inc.	7,440	4,568,086
Microsoft Corp.	91,839	34,475,442
Oracle Corp.	46,768	6,538,634
Palo Alto Networks, Inc.*	25,641	4,375,380
Salesforce, Inc.	19,250	5,165,930
		55,123,472
Specialized REITs: 1.4%
American Tower Corp.	19,613	4,267,789

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Specialty retail: 4.7%
O'Reilly Automotive, Inc.*	3,501	$5,015,462
TJX Cos., Inc.	72,376	8,815,397
		13,830,859
Technology hardware, storage & peripherals: 7.9%
Apple, Inc.	104,963	23,315,431
Total common stocks (cost—$236,623,951)		288,615,887

Short-term investments—1.9%
Investment companies: 1.9%
State Street Institutional U.S. Government Money Market Fund, 4.293%[1] (cost $5,437,707)	5,437,707	5,437,707
Total investments (cost—$242,061,658)—100.2%		294,053,594
Liabilities in excess of other assets—(0.2)%		(565,235)
Net assets—100.0%		$293,488,359

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$288,615,887	$—	$—	$288,615,887
Short-term investments	—	5,437,707	—	5,437,707
Total	$288,615,887	$5,437,707	$—	$294,053,594

At March 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Rate shown reflects yield at March 31, 2025.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks: 96.6%
Aerospace & defense: 1.4%
BWX Technologies, Inc.	15,003	$1,480,046

Automobile components: 1.3%
Dorman Products, Inc.*	10,715	1,291,586

Banks: 4.2%
Columbia Banking System, Inc.	38,292	955,003
First Bancorp/Southern Pines NC	27,939	1,121,471
Prosperity Bancshares, Inc.	15,440	1,101,953
SouthState Corp.	12,460	1,156,537
		4,334,964
Beverages: 1.6%
Primo Brands Corp.	44,900	1,593,501

Biotechnology: 12.9%
ADMA Biologics, Inc.*	52,300	1,037,632
Arcellx, Inc.*	11,638	763,453
Avidity Biosciences, Inc.*	26,989	796,715
Catalyst Pharmaceuticals, Inc.*	30,745	745,566
Crinetics Pharmaceuticals, Inc.*	18,454	618,947
Halozyme Therapeutics, Inc.*	14,186	905,209
Ideaya Biosciences, Inc.*	18,506	303,128
Insmed, Inc.*	14,685	1,120,319

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Biotechnology—(continued)
Janux Therapeutics, Inc.*	18,300	$494,100
Krystal Biotech, Inc.*	3,815	687,845
Kymera Therapeutics, Inc.*,[1]	20,827	570,035
Mirum Pharmaceuticals, Inc.*	14,743	664,172
Nuvalent, Inc., Class A*	11,100	787,212
ORIC Pharmaceuticals, Inc.*	77,700	433,566
Praxis Precision Medicines, Inc.*	10,700	405,209
Protagonist Therapeutics, Inc.*	12,784	618,234
Rhythm Pharmaceuticals, Inc.*	4,462	236,352
Travere Therapeutics, Inc.*	38,257	685,565
Vaxcyte, Inc.*	11,860	447,834
Viking Therapeutics, Inc.*,[1]	33,200	801,780
		13,122,873
Broadline retail: 1.0%
Global-e Online Ltd.*	28,500	1,016,025

Building products: 2.9%
AZEK Co., Inc.*	41,449	2,026,441
CSW Industrials, Inc.	3,098	903,129
		2,929,570
Construction & engineering: 1.3%
MasTec, Inc.*	11,769	1,373,560

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Consumer staples distribution & retail: 1.6%
Performance Food Group Co.*	20,685	$1,626,461

Containers & packaging: 0.9%
Graphic Packaging Holding Co.	34,532	896,451

Diversified consumer services: 1.5%
Duolingo, Inc.*	4,916	1,526,615

Electronic equipment, instruments & components: 2.2%
Itron, Inc.*	16,464	1,724,769
Powerfleet, Inc. NJ*	88,800	487,512
		2,212,281
Energy equipment & services: 1.2%
Flowco Holdings, Inc., Class A*	19,574	502,073
Weatherford International PLC	12,854	688,332
		1,190,405
Financial services: 2.3%
Essent Group Ltd.	7,813	450,966
Shift4 Payments, Inc., Class A*	22,953	1,875,490
		2,326,456
Ground transportation: 1.2%
Knight-Swift Transportation Holdings, Inc.	28,935	1,258,383

Health care equipment & supplies: 4.7%
Artivion, Inc.*	30,700	754,606
Glaukos Corp.*	8,534	839,916
Masimo Corp.*	9,804	1,633,346
Merit Medical Systems, Inc.*	14,935	1,578,779
		4,806,647

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care providers & services: 4.3%
HealthEquity, Inc.*	16,299	$1,440,343
RadNet, Inc.*	39,267	1,952,355
Surgery Partners, Inc.*	43,632	1,036,260
		4,428,958
Hotel & resort REITs: 2.4%
Ryman Hospitality Properties, Inc.	27,406	2,506,005

Hotels, restaurants & leisure: 5.1%
Churchill Downs, Inc.	12,029	1,336,061
First Watch Restaurant Group, Inc.*	66,500	1,107,225
Planet Fitness, Inc., Class A*	14,271	1,378,721
Shake Shack, Inc., Class A*	15,987	1,409,574
		5,231,581
Household durables: 1.1%
Meritage Homes Corp.	15,502	1,098,782

Insurance: 0.6%
Bowhead Specialty Holdings, Inc.*	15,000	609,750

Interactive media & services: 1.3%
EverQuote, Inc., Class A*	49,157	1,287,422

IT services: 2.7%
DigitalOcean Holdings, Inc.*	29,279	977,626
Wix.com Ltd.*	11,013	1,799,304
		2,776,930
Life sciences tools & services: 0.9%
Repligen Corp.*	7,096	902,895

Machinery: 5.6%
Chart Industries, Inc.*	10,244	1,478,824

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery—(continued)
Flowserve Corp.	28,436	$1,388,814
Gates Industrial Corp. PLC*	76,942	1,416,502
SPX Technologies, Inc.*	10,856	1,398,036
		5,682,176
Marine transportation: 1.5%
Kirby Corp.*	15,045	1,519,695

Metals & mining: 1.7%
ATI, Inc.*	32,835	1,708,405

Oil, gas & consumable fuels: 2.7%
Gulfport Energy Corp.*	9,905	1,823,907
SM Energy Co.	30,702	919,525
		2,743,432
Passenger airlines: 1.2%
Alaska Air Group, Inc.*	25,358	1,248,121

Personal care products: 1.9%
BellRing Brands, Inc.*	26,685	1,986,965

Pharmaceuticals: 0.7%
Arvinas, Inc.*	16,022	112,474
Edgewise Therapeutics, Inc.*	27,000	594,000
		706,474
Semiconductors & semiconductor equipment: 5.8%
Ambarella, Inc.*	21,035	1,058,691
Impinj, Inc.*	13,398	1,215,199
Lattice Semiconductor Corp.*	11,398	597,825
Semtech Corp.*	35,861	1,233,618

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Semiconductors & semiconductor equipment—(concluded)
Universal Display Corp.	13,220	$1,843,926
		5,949,259
Software: 10.2%
Confluent, Inc., Class A*	61,092	1,431,997
Core Scientific, Inc.*	104,600	757,304
CyberArk Software Ltd.*	6,165	2,083,770
Elastic NV*	17,374	1,548,023
Gitlab, Inc., Class A*	28,449	1,337,103
Varonis Systems, Inc.*	48,793	1,973,677
Zeta Global Holdings Corp., Class A*	92,329	1,251,981
		10,383,855
Technology hardware, storage & peripherals: 1.0%
Pure Storage, Inc., Class A*	24,299	1,075,717

Textiles, apparel & luxury goods: 1.2%
Under Armour, Inc., Class A*,[1]	190,006	1,187,537

Trading companies & distributors: 2.5%
Boise Cascade Co.	12,396	1,215,924
FTAI Aviation Ltd.	11,900	1,321,257
		2,537,181
Total common stocks (cost—$95,828,719)		98,556,964

Short-term investments—3.6%
Investment companies: 3.6%
State Street Institutional U.S. Government Money Market Fund, 4.293%[2] (cost $3,638,163)	3,638,163	3,638,163

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—1.0%
Money market funds: 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.312%[2] (cost—$1,043,344)	1,043,344	$1,043,344
Total investments (cost—$100,510,226)[3]—101.2%		103,238,471
Liabilities in excess of other assets—(1.2)%		(1,260,038)
Net assets—100.0%		$101,978,433

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$98,556,964	$—	$—	$98,556,964
Short-term investments	—	3,638,163	—	3,638,163
Investment of cash collateral from securities loaned	—	1,043,344	—	1,043,344
Total	$98,556,964	$4,681,507	$—	$103,238,471

At March 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at March 31, 2025.
3	Includes $1,216,743 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,043,344 and non-cash collateral of $268,906.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations: 99.4%
Supranationals: 99.4%
African Development Bank
0.875%, due 07/22/26	$400,000	$383,970
4.000%, due 03/18/30	100,000	99,607
4.375%, due 11/03/27	600,000	605,722
4.375%, due 03/14/28	1,100,000	1,111,900
Agence Francaise de Developpement EPIC 0.625%, due 01/22/26[1]	1,200,000	1,164,626
Asian Development Bank
1.500%, due 03/04/31	700,000	603,839
1.875%, due 01/24/30	200,000	181,059
3.125%, due 04/27/32	100,000	93,543
3.875%, due 09/28/32	500,000	489,724
3.875%, due 06/14/33	350,000	340,904
4.000%, due 01/12/33	300,000	295,918
4.125%, due 01/12/34	800,000	788,706
Asian Infrastructure Investment Bank
3.750%, due 09/14/27	300,000	298,251
4.000%, due 01/18/28	700,000	700,231
4.125%, due 01/18/29	800,000	802,296
4.250%, due 03/13/34	1,000,000	991,270
Council of Europe Development Bank
0.875%, due 09/22/26	1,300,000	1,241,900
4.125%, due 01/24/29	200,000	200,508
European Bank for Reconstruction & Development
0.500%, due 01/28/26	200,000	194,050
4.125%, due 01/25/29	300,000	301,008

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
4.250%, due 03/13/34	$1,400,000	$1,392,864
4.375%, due 03/09/28	750,000	758,158
European Investment Bank
1.250%, due 02/14/31	800,000	682,640
3.625%, due 07/15/30	550,000	538,317
3.750%, due 02/14/33	1,500,000	1,458,110
Inter-American Development Bank
1.125%, due 07/20/28	500,000	456,113
1.125%, due 01/13/31	5,800,000	4,914,002
2.250%, due 06/18/29	1,450,000	1,350,865
3.125%, due 09/18/28	950,000	923,743
3.500%, due 09/14/29	1,700,000	1,662,408
3.500%, due 04/12/33	1,850,000	1,757,150
3.625%, due 09/17/31	300,000	290,662
4.375%, due 07/17/34	1,800,000	1,806,535
4.500%, due 02/15/30	300,000	305,684
4.500%, due 09/13/33	1,200,000	1,216,267
Inter-American Investment Corp.
0.625%, due 02/10/26[1]	1,500,000	1,454,448
4.125%, due 02/15/28	100,000	100,192
4.250%, due 02/14/29	500,000	502,167
International Bank for Reconstruction & Development
0.750%, due 08/26/30	2,300,000	1,931,454
0.875%, due 05/14/30	1,650,000	1,409,664
1.250%, due 02/10/31	3,250,000	2,765,044
1.625%, due 11/03/31	1,800,000	1,535,096

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
2.500%, due 03/29/32	$2,000,000	$1,796,466
3.875%, due 02/14/30	500,000	495,664
3.875%, due 08/28/34	1,950,000	1,880,691
4.000%, due 07/25/30	1,050,000	1,045,980
4.000%, due 01/10/31	350,000	347,546
4.500%, due 04/10/31	150,000	152,803
4.750%, due 11/14/33	1,300,000	1,341,323
International Development Association
0.750%, due 06/10/27[1]	700,000	651,644
1.000%, due 12/03/30[1]	1,750,000	1,471,747
3.750%, due 09/12/31[1]	700,000	679,318
International Finance Corp.
0.750%, due 10/08/26	700,000	666,654
0.750%, due 08/27/30	1,150,000	966,932
2.125%, due 04/07/26	375,000	367,613
4.375%, due 01/15/27	500,000	503,086
4.500%, due 07/13/28	100,000	101,581
Isdb Trust Services No. 2 SARL
1.262%, due 03/31/26[1]	200,000	194,200

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(concluded)
Supranationals—(continued)
4.598%, due 03/14/28[1]	$1,050,000	$1,062,138
4.754%, due 05/15/29[1]	1,400,000	1,430,184
Kreditanstalt fuer Wiederaufbau
4.125%, due 07/15/33	200,000	198,000
4.625%, due 03/18/30	600,000	615,542
4.750%, due 10/29/30	700,000	723,279
Nordic Investment Bank
3.375%, due 09/08/27	1,800,000	1,774,585
4.375%, due 03/14/28	900,000	909,368
Total non-U.S. government agency obligations (cost—$61,047,716)		59,476,959

	Number of shares
Short-term investments: 0.7%
Investment companies: 0.7%
State Street Institutional U.S. Government Money Market Fund, 4.293%[2] (cost $393,155)	393,155	393,155
Total investments (cost $61,440,871)—100.1%		59,870,114
Liabilities in excess of other assets—(0.1)%		(40,952)
Net assets—100.0%		$59,829,162

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-U.S. government agency obligations	$—	$59,476,959	$—	$59,476,959
Short-term investments	—	393,155	—	393,155
Total	$—	$59,870,114	$—	$59,870,114

At March 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
2	Rate shown reflects yield at March 31, 2025.

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[1]	Value
Asset-backed securities: 5.9%
Cayman Islands: 3.7%
ARES LVIII CLO Ltd.,
Series 2020-58A, Class DR,
3 mo. USD Term SOFR + 3.200%,
7.502%, due 01/15/35[2,3]	250,000	$250,000
Dryden 102 CLO Ltd.,
Series 2023-102A, Class C,
3 mo. USD Term SOFR + 2.900%,
7.202%, due 10/15/36[2,3]	250,000	252,237
OHA Credit Partners XV Ltd.,
Series 2017-15A, Class D2R,
3 mo. USD Term SOFR + 4.500%,
8.793%, due 04/20/37[2,3]	250,000	251,469
Sixth Street CLO XVIII Ltd.,
Series 2021-18A, Class D,
3 mo. USD Term SOFR + 3.162%,
7.455%, due 04/20/34[2,3]	250,000	250,001
Wellfleet CLO Ltd.,
Series 2020-1A, Class C,
3 mo. USD Term SOFR + 3.962%,
8.264%, due 04/15/33[2,3]	250,000	249,986
		1,253,693
United States: 2.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-3, Class D,
1.490%, due 09/18/26	250,000	249,605
HPEFS Equipment Trust
Series 2024-1A, Class C,
5.330%, due 05/20/31[2]	100,000	100,752
Series 2024-2A, Class D,
5.820%, due 04/20/32[2]	250,000	253,844
Santander Drive Auto Receivables Trust,
Series 2023-3, Class A3,
5.610%, due 10/15/27	114,197	114,423
		718,624
Total asset-backed securities (cost—$1,968,807)		1,972,317

Corporate bonds: 70.1%
Australia: 0.3%
Glencore Funding LLC
4.000%, due 04/16/25[2]	100,000	99,971

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Belgium: 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	265,000	$244,353

Brazil: 1.1%
Minerva Luxembourg SA
4.375%, due 03/18/31[4]	200,000	174,940
Petrobras Global Finance BV
7.375%, due 01/17/27	200,000	206,900
		381,840
Canada: 0.7%
NOVA Chemicals Corp.
5.250%, due 06/01/27[2]	250,000	248,764

Chile: 1.1%
Corp. Nacional del Cobre de Chile
5.125%, due 02/02/33[4]	400,000	385,200

China: 1.0%
Agile Group Holdings Ltd.
5.750%, due 01/02/25[4,5]	200,000	16,500
BOC Aviation Ltd.
3.250%, due 04/29/25[4]	250,000	249,707
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26	65,000	64,443
		330,650
Ireland: 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28	150,000	140,956
4.450%, due 04/03/26	300,000	299,722
		440,678

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Mexico: 0.7%
Petroleos Mexicanos
6.700%, due 02/16/32	250,000	$219,350

Netherlands: 0.5%
LYB Finance Co. BV
8.100%, due 03/15/27[2]	150,000	158,370

Qatar: 0.7%
QNB Finance Ltd.
2.750%, due 02/12/27[4]	250,000	241,375

United Kingdom: 2.5%
Barclays PLC
4.836%, due 05/09/28	200,000	199,300
(fixed, converts to FRN on 09/13/33),
6.692%, due 09/13/34[3]	200,000	214,440
HSBC Holdings PLC
6.500%, due 09/15/37	200,000	213,015
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	199,615
		826,370
United States: 59.5%
AbbVie, Inc.
4.500%, due 05/14/35	100,000	95,973
AEP Texas, Inc.
Series E, 6.650%, due 02/15/33	50,000	53,415
Series G, 4.150%, due 05/01/49	50,000	38,121
Allegiant Travel Co.
7.250%, due 08/15/27[2]	300,000	290,645
Allegion U.S. Holding Co., Inc.
5.600%, due 05/29/34	300,000	303,547
Allison Transmission, Inc.
4.750%, due 10/01/27[2]	150,000	146,294
ASGN, Inc.
4.625%, due 05/15/28[2]	300,000	286,287

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
AT&T, Inc.
3.800%, due 12/01/57	58,000	$40,717
4.300%, due 02/15/30	300,000	295,357
Avantor Funding, Inc.
4.625%, due 07/15/28[2]	275,000	265,042
Avient Corp.
6.250%, due 11/01/31[2]	200,000	198,118
Bank of America Corp.
6.110%, due 01/29/37	225,000	233,658
Series FF, (fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[3,6]	185,000	186,444
Series RR, (fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[3,6,7]	200,000	194,924
Blue Owl Technology Finance Corp.
6.750%, due 04/04/29	320,000	324,350
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, due 07/15/29[2]	150,000	153,297
Boeing Co.
6.528%, due 05/01/34	50,000	53,574
Broadcom, Inc.
3.137%, due 11/15/35[2]	300,000	248,656
Capital One Financial Corp.
3.750%, due 07/28/26	300,000	295,779
(fixed, converts to FRN on 10/30/30),
7.624%, due 10/30/31[3]	100,000	111,371
Carrier Global Corp.
2.722%, due 02/15/30	250,000	228,651

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[2]	75,000	$74,869
Celanese U.S. Holdings LLC
Steps to 6.879% on 7/15/2025,
6.629%, due 07/15/32[7]	400,000	410,789
Centene Corp.
2.500%, due 03/01/31	525,000	442,619
CF Industries, Inc.
5.150%, due 03/15/34	300,000	291,513
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	350,000	343,238
Citigroup, Inc.
5.500%, due 09/13/25	300,000	301,013
6.675%, due 09/13/43	50,000	54,089
Series AA, (fixed, converts to FRN on 11/15/28),
7.625%, due 11/15/28[3,6]	180,000	187,265
Series X, (fixed, converts to FRN on 02/18/26),
3.875%, due 02/18/26[3,6]	200,000	195,376
Civitas Resources, Inc.
8.375%, due 07/01/28[2]	150,000	154,798
Comcast Corp.
2.887%, due 11/01/51	64,000	39,032
2.937%, due 11/01/56	67,000	39,366
3.969%, due 11/01/47	38,000	29,340

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Concentrix Corp.
6.850%, due 08/02/33[7]	400,000	$413,389
ConocoPhillips Co.
3.758%, due 03/15/42	250,000	199,421
Continental Resources, Inc.
4.375%, due 01/15/28	250,000	245,012
DCP Midstream Operating LP
5.375%, due 07/15/25	159,000	159,088
Delta Air Lines, Inc.
7.000%, due 05/01/25[2]	150,000	150,202
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	50,000	39,872
Edison International
Series A, (fixed, converts to FRN on 03/15/26),
5.375%, due 03/09/26[3,6]	125,000	119,632
Energizer Holdings, Inc.
4.375%, due 03/31/29[2]	300,000	279,330
Energy Transfer LP
5.400%, due 10/01/47	200,000	179,100
EQT Corp.
3.900%, due 10/01/27	277,000	272,044
Exelon Corp.
4.450%, due 04/15/46	150,000	124,168
Expedia Group, Inc.
3.800%, due 02/15/28	250,000	243,792
Extra Space Storage LP
5.400%, due 02/01/34	350,000	350,437
FedEx Corp.
4.550%, due 04/01/46[2]	100,000	81,182

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Fifth Third Bank NA
3.950%, due 07/28/25	200,000	$199,520
Fortress Transportation & Infrastructure Investors LLC
5.500%, due 05/01/28[2]	225,000	220,527
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25	200,000	198,397
General Motors Co.
6.600%, due 04/01/36	400,000	412,918
Global Payments, Inc.
5.400%, due 08/15/32[7]	450,000	455,309
Goldman Sachs Group, Inc.
5.150%, due 05/22/45	130,000	117,866
Series Q, (fixed, converts to FRN on 08/10/29),
7.379%, due 08/10/25[3,6]	140,000	140,661
Series V, (fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[3,6]	200,000	193,744
Harley-Davidson Financial Services, Inc.
3.350%, due 06/08/25[2]	300,000	298,765
HCA, Inc.
5.250%, due 06/15/26	200,000	200,584
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 05/15/26	220,000	217,840

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, due 09/20/31[2]	200,000	$197,418
Jones Lang LaSalle, Inc.
6.875%, due 12/01/28	250,000	265,464
JPMorgan Chase & Co.
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[3]	150,000	145,792
Series KK, (fixed, converts to FRN on 06/01/26),
3.650%, due 06/01/26[3,6]	200,000	195,530
KB Home
7.250%, due 07/15/30	200,000	205,249
KeyCorp
4.150%, due 10/29/25[7]	75,000	74,846
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	148,892
5.550%, due 06/01/45	90,000	84,358
Kroger Co.
6.900%, due 04/15/38	250,000	280,644
Kyndryl Holdings, Inc.
6.350%, due 02/20/34[7]	350,000	362,923
Level 3 Financing, Inc.
10.500%, due 05/15/30[2]	184,000	197,155
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[2]	155,000	153,774
LYB International Finance BV
4.875%, due 03/15/44	50,000	43,193

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Marathon Petroleum Corp.
4.750%, due 09/15/44	320,000	$268,607
Masco Corp.
1.500%, due 02/15/28	400,000	366,943
Meritage Homes Corp.
3.875%, due 04/15/29[2]	250,000	237,979
MetLife, Inc.
6.400%, due 12/15/36	260,000	263,707
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 06/20/27[2]	247,500	248,567
Morgan Stanley
4.300%, due 01/27/45	150,000	126,212
4.350%, due 09/08/26	140,000	139,432
Nabors Industries, Inc.
7.375%, due 05/15/27[2]	150,000	147,945
Navient Corp.
6.750%, due 06/15/26	200,000	201,407
NCR Voyix Corp.
5.000%, due 10/01/28[2,7]	150,000	144,333
Occidental Petroleum Corp.
6.450%, due 09/15/36	100,000	102,937
Olympus Water U.S. Holding Corp.
9.750%, due 11/15/28[2]	200,000	207,643
OneMain Finance Corp.
3.500%, due 01/15/27	200,000	191,687
Oracle Corp.
2.300%, due 03/25/28	100,000	93,928
4.000%, due 11/15/47	125,000	94,763

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Regal Rexnord Corp.
6.300%, due 02/15/30	300,000	$312,008
Reworld Holding Corp.
4.875%, due 12/01/29[2]	150,000	139,517
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, due 10/15/26[2]	300,000	287,531
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	100,000	100,454
Sabre GLBL, Inc.
8.625%, due 06/01/27[2,7]	69,000	68,281
10.750%, due 11/15/29[2,7]	31,000	31,226
Science Applications International Corp.
4.875%, due 04/01/28[2]	150,000	143,693
Sempra
(fixed, converts to FRN on 10/15/25),
4.875%, due 10/15/25[3,6,7]	125,000	123,804
Sirius XM Radio LLC
3.125%, due 09/01/26[2]	250,000	242,203
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[2]	200,000	194,053
Solventum Corp.
5.600%, due 03/23/34	200,000	202,733
T-Mobile USA, Inc.
5.150%, due 04/15/34[7]	375,000	375,467
United Rentals North America, Inc.
4.875%, due 01/15/28	100,000	98,292

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(concluded)
United States—(concluded)
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[2]	200,000	$197,815
Wells Fargo & Co.
Series BB, (fixed, converts to FRN on 03/15/26),
3.900%, due 03/15/26[3,6]	200,000	196,015
		20,024,747
Total corporate bonds (cost—$24,095,038)		23,601,668

Mortgage-backed securities: 5.3%
United States: 5.3%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class B,
2.511%, due 10/15/54[2]	150,000	124,369
BBCMS Trust, Series 2015-SRCH, Class B,
4.498%, due 08/10/35[2]	135,000	129,155
BX Mortgage Trust, Series 2021-PAC, Class D,
1 mo. USD Term SOFR + 1.413%,
5.732%, due 10/15/36[2,3]	175,000	172,375
BX Trust
Series 2021-LGCY, Class D, 1 mo. USD Term SOFR + 1.416%,
5.736%, due 10/15/36[2,3]	400,000	395,500
Series 2025-ROIC, Class C, 1 mo. USD Term SOFR + 1.543%,
5.863%, due 03/15/30[2,3]	125,000	124,220

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(concluded)
United States—(concluded)
Extended Stay America Trust, Series 2021-ESH, Class D,
(1.000)*1 mo. USD Term SOFR + 2.364%,
6.684%, due 07/15/38[2,3]	303,153	$302,774
FREMF Mortgage Trust, Series 2017-K64, Class B,
4.000%, due 05/25/50[2,3]	50,000	49,266
INTOWN Mortgage Trust, Series 2025-STAY, Class B,
1 mo. USD Term SOFR + 1.750%,
6.050%, due 03/15/42[2,3]	500,000	497,840
Starwood Retail Property Trust, Series 2014-STAR, Class C,
U.S. (Fed) Prime Rate,
7.500%, due 11/15/27[2,3]	125,000	5
Total mortgage-backed securities (cost—$1,968,701)		1,795,504

Non-U.S. government agency obligations: 5.4%
Argentina: 0.3%
Argentina Republic Government International Bonds,
Multiple Steps Up Thereafter (4.750% - 5.000%),
4.125%, due 07/09/35	150,000	93,600

Indonesia: 0.3%
Indonesia Government International Bonds
6.625%, due 02/17/37[2]	100,000	109,900

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(concluded)
Mexico: 0.7%
Mexico Government International Bonds
4.750%, due 03/08/44		150,000	$116,752
6.750%, due 09/27/34		100,000	104,700
			221,452
Panama: 0.2%
Panama Government International Bonds
3.870%, due 07/23/60		50,000	26,950
9.375%, due 04/01/29		50,000	55,813
			82,763
Peru: 0.7%
Peru Government International Bonds
2.783%, due 01/23/31		250,000	219,812

Poland: 0.3%
Republic of Poland Government International Bonds
5.750%, due 11/16/32		100,000	104,363

Romania: 0.4%
Romania Government International Bonds
6.375%, due 01/30/34[4]		150,000	144,150

Supranationals: 0.6%
Africa Finance Corp.
4.375%, due 04/17/26[4]		200,000	197,688

Turkey: 1.9%
Turkiye Government Bonds
12.600%, due 10/01/25	TRY	24,500,000	558,895
Turkiye Government International Bonds
6.875%, due 03/17/36		100,000	94,692
			653,587
Total non-U.S. government agency obligations (cost—$1,966,586)			1,827,315

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

		Face amount[1]	Value
U.S. treasury obligations: 10.2%
United States: 10.2%
U.S. Treasury Notes
4.000%, due 02/28/30		800,000	$801,812
4.125%, due 02/29/32		1,100,000	1,102,922
4.250%, due 11/15/34		300,000	300,891
4.625%, due 02/15/35		1,195,000	1,234,584
Total U.S. treasury obligations (cost—$3,430,387)			3,440,209

		Number of shares
Short-term investments: 1.0%
Investment companies: 1.0%
State Street Institutional U.S. Government Money Market Fund, 4.293%[8] (cost $321,945)		321,945	321,945

Investment of cash collateral from securities loaned—7.1%
Money market funds—7.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.312%[8] (cost $2,383,955)		2,383,955	2,383,955

	Number of contracts	Notional amount
Options Purchased: 0.0%†
Call options: 0.0%†
U.S. Treasury Note 10 Year Futures, strike @ 112.000, expires 04/25/25 (Counterparty: BOA) (cost—$19,687)	35,000	3,920,000	18,594

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

	Number of Contracts	Number of shares	Value
Swaptions Purchased: 0.0%†
Put swaptions: 0.0%†
CDX.NA.HY.44, strike @ 104.000, expires 06/18/25 (Counterparty: GS; pay floating rate); underlying swap terminates 06/20/30 (cost—$67,500)	5,000,000	$5,000,000	$670
Total investments (cost $36,222,606)[9]—105.0%			35,362,177
Liabilities in excess of other assets—(5.0)%			(1,687,531)
Net assets—100.0%			$33,674,646

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	(3,990,000)	(35,000)	U.S. Treasury Note 10 Year Futures, strike @ 114.000	BOA	04/25/25	$(5,469)	$(4,375)	$1,094

Swaptions written

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	5,000	5,000,000	CDX.NA.HY.44 strike @ 101.000 terminating 06/20/30	GS	Pay	06/18/25	$(33,499)	$(325)	$33,174
USD	5,000	5,000,000	CDX.NA.HY.44 strike @ 99.000 terminating 06/20/30	GS	Pay	06/18/25	(22,801)	(200)	22,601
Total							$(56,300)	$(525)	$55,775

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts:
56	USD	U.S. Treasury Note 10 Year Futures	June 2025	$6,178,499	$6,228,250	$49,751
13	USD	U.S. Treasury Note 2 Year Futures	June 2025	2,689,495	2,693,234	3,739
36	USD	U.S. Treasury Note 5 Year Futures	June 2025	3,876,872	3,893,625	16,753
5	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2025	572,694	570,625	(2,069)
Total				$13,317,560	$13,385,734	$68,174
Interest rate futures sell contracts:
45	EUR	EURO Schatz 2 Year Futures	June 2025	(5,204,439)	(5,204,268)	$171
U.S. Treasury futures sell contracts:
2	USD	Ultra U.S. Treasury Bond Futures	June 2025	$(239,067)	$(244,500)	$(5,433)
Total				$(5,443,506)	$(5,448,768)	$(5,262)
Net unrealized appreciation (depreciation)						$62,912

Centrally cleared interest rate swap agreements

Notional amount (000)	Maturity date	Payment frequency	Payments made by the portfolio[10]	Payments received by the portfolio[10]	Value	Unrealized appreciation (depreciation)
NZD 2,500	02/19/27	Quarterly	3 mo. NZD Bank Bill	4.805%	$38,427	$38,427
NZD 4,500	03/06/28	Quarterly	3 mo. NZD Bank Bill	3.460	(1,395)	(1,395)
Total					$37,032	$37,032

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	11,449	NZD	20,000	04/22/25	$(88)
CITI	CAD	405,000	USD	281,350	04/22/25	(374)
CITI	EUR	30,000	USD	32,657	04/22/25	183
CITI	USD	25,861	GBP	20,000	04/22/25	(28)
Net unrealized appreciation (depreciation)						$(307)

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$1,972,317	$—	$1,972,317
Corporate bonds	—	23,601,668	—	23,601,668
Mortgage-backed securities	—	1,795,504	—	1,795,504
Non-U.S. government agency obligations	—	1,827,315	—	1,827,315
U.S. treasury obligations	—	3,440,209	—	3,440,209
Short-term investments	—	321,945	—	321,945
Investment of cash collateral from securities loaned	—	2,383,955	—	2,383,955
Options purchased	18,594	—	—	18,594
Swaptions Purchased	—	670	—	670
Futures contracts	70,414	—	—	70,414
Swap agreements	—	38,427	—	38,427
Forward foreign currency contracts	—	183	—	183
Total	$89,008	$35,382,193	$—	$35,471,201

Liabilities
Options written	$(4,375)	$—	$—	$(4,375)
Swaptions written	—	(525)	—	(525)
Futures contracts	(7,502)	—	—	(7,502)
Swap agreements	—	(1,395)	—	(1,395)
Forward foreign currency contracts	—	(490)	—	(490)
Total	$(11,877)	$(2,410)	$—	$(14,287)

At March 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,707,943, represented 28.8% of the Fund’s net assets at period end.
3	Floating or variable rate securities. The rates disclosed are as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
5	Bond interest in default.
6	Perpetual investment. Date shown reflects the next call date.
7	Security, or portion thereof, was on loan at the period end.
8	Rate shown reflects yield at March 31, 2025.
9	Includes $2,333,574 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,383,955 and non-cash collateral of $0.
10	Payments made or received are based on the notional amount.

The UBS Funds

Glossary of terms used in the Portfolio of investments
March 31, 2025 (unaudited)

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AID	Anticipation Certificates of Indebtedness
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build Americal Mutual
BBSW	Bank Bill Swap Rate
BOBL	Bundesobligationen
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
COP	Certificate of Participation
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OBFR	Overnight Bank Funding Rate
OTC	Over The Counter
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
RBA IOCR	RBA Interbank Overnight Cash Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor's Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage-Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

The UBS Funds

Glossary of terms used in the Portfolio of investments
March 31, 2025 (unaudited)

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
NAT	National Westminster
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSB	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank
WBC	Westpac Banking Corp.

See accompanying notes to financial statements.

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ Semi-annual report to shareholders dated December 31, 2024.